Mortgage and Other Notes Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Mortgage and Other Notes Receivable [Abstract]
Rollforward allowance for credit losses
 A rollforward of the allowance for credit losses for the year ended December 31, 2011 is as follows:

Beginning Balance, January 1, 2011	$—
Additions in allowance charged to expense	1,900
Reduction for charges against allowance	(1,900)
Ending Balance, December 31, 2011	$—